Supplement to the

Fidelity Advisor® Series Stock Selector Large Cap Value Fund (FMMLX)
A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2013

Matthew Friedman has replaced Bruce Dirks as the lead portfolio manager of the fund. All references to Bruce Dirks are no longer applicable.

ALDTIB-13-01  June 7, 2013
1.964710.100

Supplement to the

Fidelity® Series Stock Selector Large Cap Value Fund (FBLEX)
A Class of shares of Fidelity Series Stock Selector Large Cap Value Fund
A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2013

Matthew Friedman has replaced Bruce Dirks as the lead portfolio manager of the fund. All references to Bruce Dirks are no longer applicable.

LDTB-13-01  June 7, 2013
1.964712.100

Supplement to the

Fidelity® Series Stock Selector Large Cap Value Fund
Class F (FRGEX)
A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2013

Matthew Friedman has replaced Bruce Dirks as the lead portfolio manager of the fund. All references to Bruce Dirks are no longer applicable.

LDTFB-13-01  June 7, 2013
1.964711.100